Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2045 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2045 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(7.99%)
Annual Return 2019	26.89%
Annual Return 2020	17.71%
Annual Return 2021	16.24%
Annual Return 2022	(18.08%)